Acquisitions - Consideration paid for acquiring asset and liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Acquisitions
Goodwill	£ 146	£ 68	£ 269
Intangible assets	72	64	125
Property, plant and equipment		1	1
Other non-current assets			3
Current assets	6	3	8
Current liabilities	(14)	(10)	(21)
Borrowings			(3)
Deferred tax	(15)	(6)	(13)
Net assets acquired	195	120	369
Consideration (after taking account of net cash acquired)	195	120	369
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	(30)	(12)	4
Net cash flow	165	108	373
Net cash acquired	7	4	6
Total consideration for acquisitions	195	130
Total consideration for acquisitions adjusted for cash acquired	188	126
Cash spent on acquisitions	170	124	394
Deferred consideration on past acquisitions	£ 5	£ 16	£ 21